The Lutheran Brotherhood Family of Funds

Supplement to Prospectus Dated December 31, 2001

Relating to

Lutheran Brotherhood Income Fund

Lutheran Brotherhood Municipal Bond Fund

Lutheran Brotherhood Mid Cap Growth Fund

Lutheran Brotherhood High Yield Fund

Lutheran Brotherhood Limited Maturity Bond Fund

1.    The  paragraphs  under the headings "LB Income  Fund" and "LB  Municipal  Bond Fund" on page 24 of the Prospectus are deleted and replaced with the following paragraphs:

      Michael G.  Landreville  and Alan D. Onstad serve as portfolio  co-managers of Lutheran
      Brotherhood  Income  Fund.  Mr.  Landreville  served as  portfolio  manager of Lutheran
      Brotherhood   Income  Fund  from  September  1999  through  April  2002,  as  portfolio co-manager  from January 1998 through August 1999, and as associate  portfolio  manager from 1987 through  1997.  Mr.  Landreville  also serves as portfolio  co-manager of the
      Income  Portfolio  of LB  Series  Fund,  Inc.  and as  portfolio  manager  of  Lutheran
      Brotherhood  Limited  Maturity Bond Fund and the Limited  Maturity Bond Portfolio of LB
      Series Fund,  Inc. Mr.  Landreville  has been with AAL/LB  since 1983.  Mr.  Onstad has served as  portfolio  co-manager  of  Lutheran  Brotherhood  Income  Fund  since May 1,
      2002. He also has served as portfolio  co-manager of the Income  Portfolio  since April
      2002.  Mr.  Onstad also serves as portfolio  manager of The AAL Bond Fund and portfolio co-manager of The AAL Balanced  Fund.  He served as portfolio  manager of the AAL Money
      Market Portfolio from 1995 through April 2002.

      Janet I. Grangaard serves as portfolio manager of Lutheran  Brotherhood  Municipal Bond
      Fund.  She  also  serves  as  portfolio   manager  of  The  AAL  Municipal  Bond  Fund.
      Ms. Grangaard  previously served as associate portfolio manager of Lutheran Brotherhood
      Fund and Lutheran  Brotherhood  Growth Fund from 2000 to 2002 and as portfolio  manager of Lutheran Brotherhood Municipal Bond Fund from 1994 to 2000.

2.    Effective  April  30,  2002,  Lutheran   Brotherhood  Mid  Cap  Growth  Fund,  Lutheran
      Brotherhood  High Yield Fund and Lutheran  Brotherhood  Limited  Maturity Bond Fund are
      each  increasing  (from 65% to 80%) the  percent  of  assets  they  invest  in  certain securities.

      For Lutheran  Brotherhood  Mid Cap Growth Fund,  the second  sentence under the heading
      "Principal  Strategies"  on page 4 of the  Prospectus  is deleted and replaced with the following sentence:

           Under  normal  market  conditions,  the LB Mid Cap Growth Fund  invests at least  80% of its  assets  in  companies  that  fall  within  the range of companies  included in the Standard & Poor's  MidCap 400 Index at the time of the Fund's investment.

      For  Lutheran  Brotherhood  High  Yield  Fund,  the first  sentence  under the  heading
      "Principal  Strategies"  on page 14 of the  Prospectus is deleted and replaced with the following sentence:

           Under normal  market  conditions,  the LB High Yield Fund invests at least
           80% of its total assets in high-yield,  high risk bonds, notes, debentures and other debt obligations or preferred stocks.

      For Lutheran  Brotherhood  Limited  Maturity Bond Fund,  the third  sentence  under the heading  "Principal  Strategies"  on page 20 of the  Prospectus is deleted and replaced with the following sentence:

           Under normal market  conditions,  LB Limited Maturity Bond Fund invests at least 80% of its assets in debt  securities or preferred stock in at least the "Baa" major rating  category by Moody's or at least in the "BBB" major rating  category  by  S&P  or  unrated  securities  considered  to  be  of comparable quality by LB Research, the Fund's investment adviser.

The date of this Supplement is April 30, 2002.

Please include this Supplement with your Prospectus.